Long-Term Borrowings (Narrative) (Details) (USD $)						3 Months Ended												0 Months Ended
	Mar. 31, 2014 item		Jan. 31, 2014	Dec. 31, 2013		Mar. 31, 2014 Series C Notes [Member]	Mar. 31, 2014 Line Of Credit Revolver [Member]	Mar. 31, 2014 Line Of Credit For Issuance Of Letters Of Credit [Member]	Mar. 31, 2014 Senior Unsecured Notes [Member]		Dec. 31, 2013 Senior Unsecured Notes [Member]		Mar. 31, 2014 Other Debt [Member]	Mar. 31, 2014 Minimum [Member]	Mar. 31, 2014 Maximum [Member]	Mar. 31, 2014 Base Rate Plus [Member] Minimum [Member]	Mar. 31, 2014 Base Rate Plus [Member] Maximum [Member]	Apr. 01, 2014 Subsequent Event [Member] Series C Notes [Member]
Debt Instrument [Line Items]
LIBOR with no floor														2.25%	2.50%	1.25%	1.50%
Revolving Credit Facility	$ 1,500,000,000		$ 2,000,000,000				$ 1,150,000,000	$ 350,000,000
Number of domestic operating subsidiaries that are guarantors	8
Minimum guarantor asset coverage ratio under debt covenant														1.25
Available portion of line of credit	1,400,000,000							100,000,000
Revolving credit facility, minimum consolidated net worth covenant	6,000,000,000
Repayments of unsecured notes																		1,300,000,000
Repurchase all or portion of the notes at purchase price, Series A and C notes						101.00%
Long term debt	$ 19,508,800,000	[1]		$ 18,484,500,000	[1]	$ 5,250,000,000			$ 13,532,300,000	[1]	$ 12,531,600,000	[1]	$ 39,200,000

[1]	Senior Unsecured Notes at March 31, 2014 were comprised of $8,243.1 million of Unsecured Notes, $5,250.0 million of Series C Notes and $39.2 million of other unsecured debt.In April 2014, the Company sold the student loan business and the debt secured by the loans was extinguished.